Loss Per Share	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loss Per Share
10.	LOSS PER SHARE
The calculation of the basic and diluted loss per share attributable to owners of the Company is based on the following data:

	2018	2019	2020	2020
	RMB’000	RMB’000	RMB’000	US$’000
Loss
Loss for the year attributable to owners of the Company	(7,982)	(104,870)	(399,046)		(61,156)

Number of shares
Weighted average number of ordinary shares for the purpose of loss per share - Basic and diluted	206,500,000	206,500,000	206,500,000		206,500,000

Loss per share
Basic	RMB (0.04)	RMB (0.51)	RMB (1.93)	US$	(0.30)

Diluted	RMB (0.04)	RMB (0.51)	RMB (1.93)	US$	(0.30)

The computation of diluted earnings (loss) per share in 2018, 2019 and 2020 does not assume the exercise of the Company’s share options under the share incentive plan as the exercise price of those options is higher than the average market price for shares (see Note 26).